Fees and Expenses - Canterbury Portfolio Thermostat Fund	Aug. 28, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Fund’s financial highlights table.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.90%
Distribution and/or Service Fee (12b-1) Fees	None
Other Expenses	3.13%
Acquired Fund Fees and Expenses(1)	0.20%
Total Annual Operating Expenses	4.23%

(1)	The term “Acquired Fund Fees and Expenses” refers to other investment companies in which the Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including exchange-traded funds (“ETFs”), closed-end funds and money market funds that have their own operating expenses. The Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Fund’s financial highlights table.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$425	$1,284	$2,156	$4,396

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended April 30, 2026 was 59% of the average value of its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance.

Portfolio Turnover, Rate	59.00%